Notes Receivable	12 Months Ended
Dec. 31, 2020
ADOMANI, INC. [Member]
Notes Receivable
5. Notes Receivable
On February 3, 2020, the Company acquired substantially all of the assets of Ebus in a foreclosure sale through a credit bid in the amount of $582,000, representing the amount then owed by Ebus to the Company on
its note
receivable. Following the Company’s successful credit bid at the foreclosure sale, Ebus’s obligations under the note were extinguished and the Company was entitled to take possession of substantially all of the assets of Ebus. In 2020, the Company obtained possession of certain of the assets with an estimated fair market value of approximately $
22,440
(see Note 3), and sold various items for $
4,500
. The Company has taken possession of the majority of the foreclosed assets that it wants and has moved them to a temporary site. However, the Company is still being denied access to the remaining foreclosed assets it desires to remove from the Ebus location. On April 13, 2020, the Company commenced an action in Los Angeles Superior Court against Ebus and certain of its insiders and affiliates seeking to recover the remainder of the assets and related damages (see Note 12). On January 14, 2021, a cross-complaint was filed against the Company by Ebus and Anders B. Eklov for unjust enrichment and conversion of domain name, seeking monetary damages and injunctive relief. The Company intends to pursue its claims set forth in the complaint and defend the claims set forth in the cross-complaint. In 2020, the Company recorded an additional $
148,060
allowance as bad debt expense against the amount receivable based on a revised assessment of recoverability from the assets obtained. The Company continues to evaluate several paths to obtaining the remaining assets that were purchased from Ebus at the foreclosure sale and has commenced efforts to dispose of those foreclosed assets it possesses and which it will not use in its daily operations. As a result of the 2020 activity, the net remaining amount estimated to be realizable at December 31, 2020 is $
25,000
.
The Company loaned $200,000 pursuant to a secured promissory note to an unaffiliated third party in the energy storage technology industry in September 2018. The stated interest rate under the note is 9% per annum and all unpaid interest has become part of the principal balance since September 2019 and compounds accordingly. The amount outstanding under the note will automatically convert into preferred stock of the borrower in connection with a financing that results in aggregate gross proceeds to the borrower of at least $500,000. Additionally, the Company may optionally convert into preferred stock of the borrower any or all of the amount outstanding under the note at any time. The note is secured by substantially all of the assets of the borrower and was scheduled to mature on December 31, 2020 unless conversion of the note occurred prior to that date. Neither repayment nor the conversion into preferred stock has occurred, and the Company is highly uncertain about the viability of the lender’s business prospects. In 2019, accrued interest totaling $23,496 on the original $200,000 note, that had accrued between September 2018 and December 2019, was reclassified to principal, and in 2020, additional unpaid and accrued interest of $20,964 was also added to principal, bringing the total outstanding balance to $244,460. In December 2019, the Company recorded a $100,000 allowance as bad debt expense against the original $200,000 note based on a preliminary assessment of collectability, and an additional $144,460 allowance has been recorded in 2020 to fully reserve against the loan. The principal and unpaid interest of $244,460 and the corresponding reserve in the same amount remain classified as a non-current
asset on the consolidated balance sheet as of
December 31, 202
0.
In May 2019, the Company loaned an additional $38,000 pursuant to a secured promissory note to the same unaffiliated third party. The note carries the same terms and conditions as the initial note described in the preceding paragraph, but was scheduled to mature on March 31, 2020. The total unpaid principal and accrued interest, as of December 31, 2019, was $39,995. The additional $38,000 has not been repaid as of December 31, 2020, and all unpaid interest has been added to the principal balance since March 31, 2020 when it was not repaid, increasing the outstanding amount at December 31,2020 to $45,068. The company recorded an allowance recorded as bad debt expense of $45,068 in 2020 to fully reserve against the loan. The principal and unpaid interest of $45,068 and the correspond reserve in the same amount have been reclassified as a non-current
asset.
The combined principal and unpaid interest of both of these notes was $289,528 and $263,491 as of December 31, 2020 and December 31, 2019, respectively.